6. Members' Capital (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Members' Capital	$ 1,902	$ 1,830
A Common Units
Members' Capital	1,902	0
A Units
Members' Capital	0	451
B Units
Members' Capital	0	1,378
Voting Member
Members' Capital	$ 0	$ 1